Long-term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	May 31, 2022 CNY (¥) shares	Dec. 31, 2025 CNY (¥) director	Dec. 31, 2025 USD ($) director	Dec. 31, 2024 CNY (¥) director	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2016 CNY (¥)
Long-term investments
Equity investments - equity method			¥ 52,602		¥ 56,319		$ 7,522
Equity in income/(loss) of affiliates			579	$ 83	1,486	¥ (580)
Impairment losses on equity			13,595		17,553
Held-to-maturity investments			67,904		343,300		$ 9,710
Nanjing Zhongshan Financial Leasing Co., Ltd
Long-term investments
Equity investments - equity method			¥ 42,500		¥ 46,937				¥ 42,500
Equity interest (in percentage)									25.00%
Number of board seats | director			1	1	1
Equity in income/(loss) of affiliates			¥ 579		¥ 1,486	580
Retained Non-controlling Investments In Disposed Travel Agencies
Long-term investments
Equity investments - equity method			7,660		7,001
Fair value of retained non-controlling interests								¥ 9,655
Guangxi Yijianyou Tourism Operation Co., Ltd. (''Yijianyo'')
Long-term investments
Equity investments - equity method			¥ 2,423		¥ 2,381
Equity interest (in percentage)	35.00%
Number of board seats | director			1	1	1
Investment amount	¥ 1,050
HNA Trust
Long-term investments
Equity investments - equity method			¥ 12,543		¥ 12,895
HNA Trust | Related Party
Long-term investments
Number of units received and registered for settlement of debts | shares		632,992,650
Percentage of units received for settlement of debts		0.09%
Initial investment on receipt of units		¥ 13,318
Cash received of distribution of earnings			¥ 352		¥ 211	212
Recognized investment gain						¥ 22,240
Nanjing Zhongshan Financial Leasing Co., Ltd
Long-term investments
Number of board seats | director			5	5	5
Guangxi Yijianyou Tourism Operation Co., Ltd. (''Yijianyo'')
Long-term investments
Number of board seats | director			3	3	3